Investment (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Investments [line items]
Total investments	$ 33	$ 662	$ 12,366
Fixed rate debt [member]
Disclosure Of Investments [line items]
Total investments		662	1,052
Variable rate debt [member]
Disclosure Of Investments [line items]
Total investments			11,314
Corporate Debt Securities1 [Member] | Fixed rate debt [member]
Disclosure Of Investments [line items]
Acquisition cost		658	1,048
Accrued interest		$ 4	4
Corporate Debt Securities1 [Member] | Variable rate debt [member]
Disclosure Of Investments [line items]
Acquisition cost			11,307
Accrued interest			$ 7